Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 399,025	$ 36,120
Short-term investments	123,443	0
Accounts receivable	707	390
Prepaid expenses and other current assets	6,442	2,069
Total current assets	529,617	38,579
Long-term Investments	80,110	0
Property and equipment, net	18,870	11,988
Operating lease right-of-use assets	4,032	4,296
Intangible assets, net	5,841	2,687
Other noncurrent assets	3,558	2,928
Total Assets	642,028	60,478
Current liabilities:
Accounts payable	1,882	538
Accrued expenses	2,647	608
Current portion of operating lease liabilities	568	495
Unearned revenue	3,430	240
Current portion of stock option early exercise liabilities	1,164	0
Total current liabilities	9,691	1,881
Operating lease liabilities, net of current portion	3,643	3,776
Unearned revenue, net of current portion	1,533	1,118
Stock option early exercise liabilities, net of current portion	1,969	0
Warrant liabilities	33,962	0
Total liabilities	50,798	6,775
Commitments and Contingencies
Stockholders' Equity :
Common stock, value	19	3
Additional paid-in capital	737,150	93,305
Accumulated deficit	(145,791)	(39,605)
Accumulated other comprehensive income (loss)	(148)	0
Total stockholders' equity (deficit)	591,230	53,703
Total Liabilities, Convertible Redeemable Preferred Stock and Warrants, and Stockholders' Equity	642,028	60,478
Series A Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	0	0
Series B Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	0	0
Series B1 Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	0	0
Warrants for Series B-1 convertible redeemable preferred stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Warrants for Series B-1 convertible redeemable preferred stock	$ 0	$ 0